Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property & equipment, accumulated depreciation	$ 1,572,821	$ 1,494,510	$ 1,193,601
Deferred financing costs, amortization	111,578	58,639	0
Convertible debt, unamortized discount		3,708,237
Preferred stock, no par value
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	7,991,559	6,249,369	5,762,028
Common stock, shares outstanding	7,991,559	6,249,369	5,762,028
Unrelated Party
Convertible debt, unamortized discount	2,253,590	3,136,342	0
Related Party Transactions
Convertible debt, unamortized discount	$ 554,783	$ 571,895	$ 0